NATIONWIDE(R) MUTUAL FUNDS

                            NATIONWIDE MORLEY CAPITAL
                                ACCUMULATION FUND

                        NORTH POINTE SMALL CAP VALUE FUND





                                  Annual Report
                                October 31, 2001

                           NATIONWIDE(R) MUTUAL FUNDS

                  NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND

                        NORTHPOINTE SMALL CAP VALUE FUND

                                  Annual Report

                                October 31, 2001



                                TABLE OF CONTENTS

Nationwide Morley Capital Accumulation Fund. . . . . . . . . . . . . . . . .   2

NorthPointe Small Cap Value Fund . . . . . . . . . . . . . . . . . . . . . .   4

Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . . .   8

Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . . .   9

Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . .  10

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .  13

Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . . .  19

Nationwide  Mutual Funds
--------------------------------------------------------------------------------

NATIONWIDE MORLEY CAPITAL
ACCUMULATION FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Morley Capital Accumulation Fund (formerly the Morley Capital Accumulation Fund) returned 5.64%(a) versus a return of 4.48% for the Lipper Money Market Fund Index, its benchmark.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

     During the past year, but especially within the past six months, the Federal Reserve has aggressively reduced interest rates in response to economic weakness. Meanwhile, the Fund's net assets have grown by $22.8 million (116%) to $42.5 million. The Fund has deployed this new cash into federal agency-issued callable and mortgage-backed securities. As yields decreased on new investments, the yield of the Fund, as measured by end-of-period 30-day SEC yields, decreased by 96 basis points to 4.95%. However, the drop in the Fund's yield was less than the decreases experienced in competing funds and in the Fund's benchmark.

WHAT HOLDINGS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     Bond prices improved steadily as the economy faltered and the United States responded to the terrorist attacks of September 11. During 2001, the Federal Reserve has cut interest rates by a total 400 basis points (4.00%), and we believe that additional reductions are likely. Given the uncertain economic outlook, we expect lower interest rates in the near term, as well as continued volatility in security prices and in spreads on non-Treasury securities, such as those owned by the Fund. However, the Fund's book value maintenance agreements (or "wrap contracts") have enabled it to maintain net asset value at a constant $10.00 per share. The Fund's wrap contracts continue to work as intended, absorbing any fluctuation in the relative performance of the Fund's securities holdings.

WHAT IS YOUR VIEW OF THE MARKET-AND THE FUND'S POSITION-GOING FORWARD?

     We believe strongly that the Federal Reserve will continue to reduce interest rates until the U.S. economy stabilizes. However, we intend to invest any new cash received by the Fund very carefully to avoid being locked into longer-term investments at currently depressed yield levels. As we find investments offering good relative value, we expect to continue to deploy new shareholder investments into spread product (non-Treasury securities) rather than into U.S. Treasury securities. In the current interest-rate environment, assets such as seasoned mortgage-backed securities, medium-term corporate notes, and asset-backed securities should provide attractive yields relative to Treasuries and high dividend income for shareholders. The Fund's wrap contracts should continue to provide a stable net asset value per share.

PORTFOLIO MANAGERS: THOMAS F. MITCHELL AND PERPETUA M. PHILLIPS
(a) PERFORMANCE of Service Class Shares assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $46,547,307

OCTOBER 31, 2001


Average Annual Total Return
(For Years Ended October 31, 2001)

Years                         1    Inception*
==============================================
Service Class Shares        5.64%        5.38%
----------------------------------------------
Institutional Class Shares  6.06%        5.80%
----------------------------------------------
IRA Shares                  5.64%        5.38%
----------------------------------------------

There are no sales charges on the shares of the Morley Capital Accumulation
Fund.
*    Fund commenced operations on February 1, 1999.
Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results.




Class D     Service Class   Institutional Class   IRA Class   Lipper MM Fund Index     CPI
2/1/1999 .  $       10,000  $             10,000  $   10,000  $              10,000  $10,000
10/31/1999  $       10,360  $             10,391  $   10,360  $              10,344  $10,237
10/31/2000  $       10,931  $             11,007  $   10,930  $              10,946  $10,590
10/31/2001  $       11,548  $             11,674  $   11,546  $              11,436  $10,877




Comparative performance of $10,000 invested in the Nationwide Morley Capital Accumulation Fund, the Lipper Money Market Fund Index(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, these indices do not reflect any fees or expenses.
(b) The Lipper Money Market Fund Index generally reflects the return on selected Money Market Mutual Funds maintaining a constant price per share.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.



2  NATIONWIDE

STATEMENT OF INVESTMENTS  Nationwide Morley Capital Accumulation Fund
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                                             Principal
                                                                               Amount       Value
Corporate Bonds  (14.8%)
-----------------------------------------------------------------------------------------------------
Financial Services  (14.8%)
Associates Corp., 6.69%, 04/01/03                                            $  950,000  $   995,475
Bank of America Corp., 5.75%,
03/01/04                                                                        950,000      995,501
Commercial Credit Co., 6.50%,
08/01/04                                                                      1,000,000    1,070,083
Morgan Stanley Dean Witter, 5.63%,
01/20/04                                                                        850,000      885,519
Norwest Financial, 5.38%, 09/30/03                                              805,000      833,676
Wachovia Corp., 6.70%, 06/21/04                                               1,400,000    1,497,358
                                                                                         -----------
Total Corporate Bonds                                                                      6,277,612
                                                                                         -----------
U.S. Government Sponsored and
Agency Obligations  (25.1%)
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank  (6.7%)
7.02%, 09/13/04, callable one date only,
03/13/02 @ 100                                                                1,230,000    1,251,857
6.81%, 09/27/04, callable semiannually,
beg. 09/27/02 @ 100                                                             500,000      520,880
7.00%, 11/17/06, callable one date only,
11/17/03 @ 100                                                                1,000,000    1,081,501
                                                                                         -----------
                                                                                           2,854,238
                                                                                         -----------
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  (5.9%)
4.20%, 11/07/05, callable one date only,
11/07/03 @ 100                                                                2,500,000    2,518,750
                                                                                         -----------
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Association  (12.5%)
5.10%, 09/22/03, callable one date only,
03/22/02 @ 100                                                                1,165,000    1,178,474
4.70%, 09/10/04, callable one date only,
09/10/02 @ 100                                                                2,000,000    2,039,704
5.11%, 03/06/06, callable one date only,
03/06/03 @ 100                                                                2,000,000    2,065,534
                                                                                         -----------
                                                                                           5,283,712
                                                                                         -----------
Total U.S. Government Sponsored and
Agency Obligations                                                                        10,656,700
                                                                                         -----------

                                                                             Principal
                                                                               Amount       Value
U.S. Government Sponsored
Mortgage-Backed Obligations  (54.7%)
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  (29.8%)
7.00%, 06/01/12, Pool E00489                                                 $1,189,837  $ 1,256,223
6.50%, 06/01/14, Pool E00678                                                  2,621,758    2,732,509
6.50%, 10/01/15, Pool E00926                                                  1,198,583    1,248,072
7.00%, 10/01/15, Pool E81594                                                  2,929,718    3,083,308
6.00%, 06/01/16, Pool E00985                                                  4,207,176    4,330,236
                                                                                         -----------
                                                                                          12,650,348
                                                                                         -----------
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Association  (24.9%)
6.50%, 12/01/14, Pool 535059                                                  3,039,345    3,170,603
5.50%, 05/01/16, Pool 579392                                                  3,781,244    3,828,746
6.00%, 06/01/16, Pool 253845                                                  2,067,325    2,125,210
6.00%, 11/18/23, REMIC, Series 98-24 BA                                       1,411,721    1,452,569
                                                                                         -----------
                                                                                          10,577,128
                                                                                         -----------
Total U.S. Government Sponsored
Mortgage-Backed Obligations                                                               23,227,476
                                                                                         -----------
Repurchase Agreement  (15.0%)
----------------------------------------------------------------------------------------------------
Fifth Third Bank, 2.36%, 11/01/01
(Fully Collateralized by FHSTR CMO)                                           6,385,519    6,385,519
                                                                                         -----------
Total Repurchase Agreement                                                                 6,385,519
                                                                                         -----------
Total Investments (Cost $45,060,192) (a) - (109.6%)                                       46,547,307
Liabilities in excess of other assets -  (-9.6%)                                          (4,072,712)
                                                                                         -----------
NET ASSETS - (100.0%)                                                                    $42,474,595
                                                                                         ===========

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:
     Unrealized appreciation      $  1,487,115
     Unrealized depreciation                 -
                                  ------------
     Net unrealized appreciation  $  1,487,115
                                  ============

CMO     Collateralized Mortgage Obligation
FHSTR   Freddie Mac Strip
REMIC   Real Estate Mortgage Investment Conduit

VALUE OF WRAP CONTRACTS:
Wrap contract with Bank of America NT & SA     $     (558,393)
Wrap contract with Deutsche Bank America             (558,393)
Wrap contract with Aegon USA                         (558,394)
                                               ---------------
Total Wrap Contracts                           $   (1,675,180)
                                               ===============

See notes to financial statements.


                                                                    NATIONWIDE 3

NATIONWIDE Mutual Funds
--------------------------------------------------------------------------------

NORTHPOINTE SMALL CAP VALUE FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the NorthPointe Small Cap Value Fund returned 7.13%(a) versus - 12.70% for the Russell 2000 Index, its benchmark, and 8.75% for the Russell 2000 Value Index.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE,
SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE FUND
PERFORMANCE?

     From an investment standpoint, the appalling events of September 11 clearly were troubling for the market and the economy. It appears now that the attacks may have accelerated the already negative direction of the market, bringing the market to its lows at a much faster pace. Given our relative value approach, we finished out this challenging investment period close to expectations, ahead of the Russell 2000 Index but behind the Russell 2000 Value Index.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     The fund's portfolio benefited from strong stock selection in the health care, consumer discretionary and technology sectors. In the consumer discretionary group, Finish Line, Alberto-Culver and R.H. Donnelley were up more than 26% for the 12 months ended October 31, 2001. In other sectors, stocks such as Cooper Companies, Owens & Minor and Compuware Corp. were up an average of 20% for the period.

     The fund struggled in the consumer staples and energy sectors. Consumer staple/beverage company PepsiAmericas announced sluggish earnings, causing the stock to underperform its peers. Northwest Airlines struggled significantly in the investment period, as did the entire airline industry, which suffered from much deeper financial troubles than most investors anticipated.

WHAT IS YOUR VIEW OF THE MARKET-AND THE FUND'S POSITION-GOING FORWARD?

     As we look forward, we continue to see a challenging environment marked by fundamental weakness. Nevertheless, valuations are significantly more attractive than they were even three months ago. The market faces uncertainty surrounding future military actions. Furthermore, the potential effects of recent monetary stimulus on our economy remain to be seen. While we believe small stocks will be good performers over the long term, we are cognizant of the near-term risks and are proceeding with caution in the fund.

PORTFOLIO MANAGER: NORTHPOINTE CAPITAL, LLC - SUBADVISER
(a) Performance of Institutional Class Shares assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $29,679,428

OCTOBER 31, 2001


Average Annual Total Return
(For Years Ended October 31, 2001)

Years                  1    Inception*
=======================================
Institutional Class  7.13%        9.31%
---------------------------------------

There are no sales charges on the shares of the NorthPointe Small Cap
Value Fund.
*     Fund commenced operations on June 29, 2000.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.




Class D     Northpointe Small Cap Value   Russell 2000 Value     CPI
6/30/2000.  $                     10,000  $            10,000  $10,000
10/31/2000  $                     10,514  $            10,696  $10,099
10/31/2001  $                     11,264  $            11,632  $10,372




Comparative performance of $10,000 invested in the Institutional Class of the NorthPointe Small Cap Value Fund, Russell 2000 Index (Russell 2000)(b), and the Consumer Price Index (CPI)(c) since inception.
Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The Russell 2000 is compromised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


4  NATIONWIDE

STATEMENT OF INVESTMENTS  NorthPointe  Small  Cap  Value  Fund
--------------------------------------------------------------------------------
                          October 31, 2001


                                                 Shares
                                                   or
                                                Principal
                                                 Amount      Value
---------------------------------------------------------------------
Common Stock  (87.2%)
Advertising Agencies  (0.8%)
R.H. Donnelley Corp. (b)                            7,800  $  205,920
Ventiv Health, Inc. (b)                            12,600      50,022
                                                           ----------
                                                              255,942
                                                           ----------
---------------------------------------------------------------------
Aerospace  (0.7%)
Alliant Techsystems, Inc. (b)                       2,600     226,876
                                                           ----------
---------------------------------------------------------------------
Airlines  (0.9%)
SkyWest, Inc.                                      14,300     261,690
                                                           ----------
---------------------------------------------------------------------
Auto Parts-After Market  (0.7%)
Superior Industries International, Inc.             6,300     208,152
                                                           ----------
---------------------------------------------------------------------
Auto Parts: Original Equipment  (0.9%)
American Axle & Manufacturing
Holdings, Inc. (b)                                 15,900     268,710
Banks-Outside New York City  (6.7%)
Commerce Bancorp, Inc.                              5,000     365,000
Community First Bankshares, Inc.                   16,700     401,134
Cullen/Frost Bankers, Inc.                          8,200     221,072
East-West Bancorp, Inc.                             6,200     140,058
Hudson United Bancorp, Inc.                        16,100     418,439
Macatawa Bank Corp.                                 9,000     142,020
Susquehanna Bancshares, Inc.                       12,900     272,835
Trustmark Corp.                                     2,680      64,213
                                                           ----------
                                                            2,024,771
                                                           ----------
---------------------------------------------------------------------
Beverages-Soft Drink  (0.8%)
PepsiAmericas, Inc.                                19,300     251,672
                                                           ----------
---------------------------------------------------------------------
Building: Air Conditioning  (0.8%)
York International Corp.                            7,900     242,056
                                                           ----------
---------------------------------------------------------------------
Chemicals  (1.2%)Cytec Industries, Inc. (b)         5,600     134,008
Solutia, Inc.                                      18,100     217,200
                                                           ----------
                                                              351,208
                                                           ----------
---------------------------------------------------------------------
Communications Technology  (2.9%)
Adtran, Inc. (b)                                    9,300     215,760
Harmonic Lightwaves, Inc. (b)                      27,700     223,539
Harris Corp.                                        8,100     277,668
Inter-Tel, Inc.                                    11,550     175,329
                                                           ----------
                                                              892,296
                                                           ----------
---------------------------------------------------------------------
Computer Services: Software & Systems  (2.6%)
Compuware Corp. (b)                                24,100     247,748
HNC Software, Inc. (b)                             11,000     190,300
MCSI, Inc. (b)                                      3,500      77,000
Mentor Graphics Corp. (b)                          15,200     288,192
                                                           ----------
                                                              803,240
                                                           ----------
---------------------------------------------------------------------

                                                 Shares
                                                   or
                                                Principal
                                                 Amount      Value
Common Stock  (continued)
---------------------------------------------------------------------
Computer Technology  (1.7%)
Computer Network Technology Corp. (b)              13,100  $  191,260
Cray, Inc. (b)                                     41,200     109,180
Perot Systems Corp. (b)                            12,900     218,655
                                                           ----------
                                                              519,095
                                                           ----------
---------------------------------------------------------------------
Consumer Electronics  (2.2%)
Earthlink, Inc. (b)                                27,900     408,735
Take-Two Interactive Software, Inc. (b)             3,900      54,327
Universal Electronics, Inc. (b)                    13,700     201,938
                                                           ----------
                                                              665,000
                                                           ----------
---------------------------------------------------------------------
Consumer Products  (1.2%)
International Flavors & Fragrances, Inc.           12,600     359,226
                                                           ----------
---------------------------------------------------------------------
Cosmetics  (0.5%)
Alberto-Culver Co.                                  4,400     159,720
                                                           ----------
---------------------------------------------------------------------
Diversified Materials & Processing  (1.8%)
Armor Holdings, Inc. (b)                            6,500     157,820
Ball Corp.                                          6,300     387,702
                                                           ----------
                                                              545,522
                                                           ----------
---------------------------------------------------------------------
Diversified Operations  (0.7%)
Joy Global, Inc. (b)                               12,700     221,615
                                                           ----------
---------------------------------------------------------------------
Drug & Grocery Store Chains  (1.9%)
Longs Drug Stores Corp.                             2,900      66,033
Nash-Finch Co.                                      3,600      82,980
Pathmark Stores, Inc. (b)                           9,700     228,726
Supervalu, Inc.                                     9,800     209,132
                                                           ----------
                                                              586,871
                                                           ----------
---------------------------------------------------------------------
Drugs and Pharmaceuticals  (0.8%)
Alpharma, Inc.                                      5,400     149,580
Endo Pharmaceuticals Holdings, Inc. (b)             9,800      96,530
                                                           ----------
                                                              246,110
                                                           ----------
---------------------------------------------------------------------
Electrical Equipment  (0.6%)
Power Integrations, Inc. (b)                        7,900     181,779
                                                           ----------
---------------------------------------------------------------------
Electronic Components - Semiconductors  (0.4%)
Conexant Systems, Inc. (b)                         13,000     131,950
                                                           ----------
---------------------------------------------------------------------
Electronics  (0.3%)
Manufacturers Services Ltd. (b)                    21,800      91,560
                                                           ----------
---------------------------------------------------------------------
Electronics - Medical Systems  (1.7%)
Cardiodynamics Intl. Corp. (b)                     37,190     182,231
Lumenis Ltd. (b)                                   16,200     322,380
                                                           ----------
                                                              504,611
                                                           ----------
---------------------------------------------------------------------


                                  continued                         NATIONWIDE 5

STATEMENT OF INVESTMENTS  NORTHPOINTE SMALL CAP VALUE FUND CONTINUED
-------------------------------------------------------------------
                          October 31, 2001


                                                       SHARES
                                                         OR
                                                      PRINCIPAL
                                                       AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
---------------------------------------------------------------------------
ELECTRONICS: TECHNOLOGY  (0.7%)
Herley Industries, Inc. (b)                              12,700  $  200,787
                                                                  ---------
---------------------------------------------------------------------------
ENGINEERING & CONTRACTING SERVICES  (1.3%)
Jacobs Engineering Group, Inc. (b)                        5,900     386,686
                                                                  ---------
---------------------------------------------------------------------------
ENTERTAINMENT  (0.9%)
Hollywood Entertainment Corp. (b)                        16,100     259,049
                                                                  ---------
---------------------------------------------------------------------------
FINANCE-SMALL LOAN  (0.4%)
Americredit Corp. (b)                                     7,700     119,350
                                                                  ---------
---------------------------------------------------------------------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS  (2.2%)
eFunds Corp. (b)                                         14,100     218,550
John H. Harland Co.                                       7,100     137,527
National Data Corp.                                       9,100     320,320
                                                                  ---------
                                                                    676,397
                                                                  ---------
---------------------------------------------------------------------------
FINANCIAL-MISCELLANEOUS  (0.6%)
New Century Financial Corp. (b)                          14,900     169,115
                                                                  ---------
---------------------------------------------------------------------------
FOODS  (1.3%)
Hormel Foods Corp.                                       10,100     242,400
International Multi-Foods Corp.                           7,600     165,452
                                                                  ---------
                                                                    407,852
                                                                  ---------
---------------------------------------------------------------------------
GLASS CONTAINERS  (0.4%)
Applied Films Corp. (b)                                   5,409     111,209
                                                                  ---------
---------------------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES  (1.0%)
Medquist, Inc. (b)                                          500      12,150
Rightchoice Managed Care, Inc. (b)                        4,450     297,705
                                                                  ---------
                                                                    309,855
                                                                  ---------
---------------------------------------------------------------------------
IDENTIFICATION CONTROL & FILTER DEVICES  (1.5%)
Flowserve Corp. (b)                                       7,400     173,012
Hubbell, Inc.                                            10,900     297,788
                                                                  ---------
                                                                    470,800
                                                                  ---------
---------------------------------------------------------------------------
INSURANCE-MULTI-LINE  (1.9%)
Reinsurance Group of America, Inc.                       10,400     328,328
StanCorp Financial Group, Inc.                            5,800     257,520
                                                                  ---------
                                                                    585,848
                                                                  ---------
---------------------------------------------------------------------------
INSURANCE-PROPERTY & CASUALTY  (1.7%)
Harleysville Group, Inc.                                  9,300     223,572
Vesta Insurance Group, Inc.                              22,200     282,828
                                                                  ---------
                                                                    506,400
                                                                  ---------
---------------------------------------------------------------------------


                                                       SHARES
                                                         OR
                                                      PRINCIPAL
                                                       AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
---------------------------------------------------------------------------
MACHINERY-OIL WELL EQUIPMENT & SERVICES  (1.6%)
Key Energy Services, Inc. (b)                            28,700  $  249,690
Seacor Holdings, Inc. (b)                                 6,100     241,804
                                                                  ---------
                                                                    491,494
                                                                  ---------
---------------------------------------------------------------------------
MACHINERY: ENGINES  (0.8%)
Cummins Engine, Inc.                                      7,600     237,956
                                                                  ---------
---------------------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES  (3.6%)
Cooper Cos., Inc.                                         7,000     336,000
Henry Schein, Inc. (b)                                    6,400     216,000
Owens & Minor, Inc.                                      21,200     373,332
Sola International, Inc. (b)                             11,600     185,368
                                                                  ---------
                                                                  1,110,700
                                                                  ---------
---------------------------------------------------------------------------
MEDICAL SERVICES  (1.1%)
Covance, Inc. (b)                                        18,600     341,310
                                                                  ---------
---------------------------------------------------------------------------
MULTI-SECTOR COMPANIES  (0.8%)
Trinity Industries, Inc.                                  9,400     233,872
                                                                  ---------
---------------------------------------------------------------------------
OIL: CRUDE PRODUCERS  (1.1%)
Swift Energy Co. (b)                                     13,700     324,005
                                                                  ---------
---------------------------------------------------------------------------
PAINTS & COATINGS  (2.5%)
Fuller (H. B.) Co.                                        6,000     308,580
RPM, Inc.                                                15,300     185,895
Valspar Corp.                                             8,400     281,988
                                                                  ---------
                                                                    776,463
                                                                  ---------
---------------------------------------------------------------------------
PAPER  (0.9%)
Albany International Corp. (b)                           14,400     280,800
                                                                  ---------
---------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT  (0.8%)
ATMI, Inc. (b)                                           12,100     230,626
                                                                  ---------
---------------------------------------------------------------------------
PUBLISHING: NEWSPAPERS  (0.6%)
Lee Enterprises, Inc.                                     5,500     189,475
                                                                  ---------
---------------------------------------------------------------------------
RAILROAD EQUIPMENT  (1.0%)
Wabtec Corp.                                             25,500     311,100
                                                                  ---------
---------------------------------------------------------------------------
RAILROADS  (0.9%)
RailAmerica, Inc. (b)                                    23,000     267,950
                                                                  ---------
---------------------------------------------------------------------------
REAL ESTATE  (0.6%)
Jones Lang LaSalle, Inc. (b)                             11,800     176,410
                                                                  ---------
---------------------------------------------------------------------------


6  NATIONWIDE                      continued

STATEMENT OF INVESTMENTS  NorthPointe Small Cap Value Fund CONTINUED
--------------------------------------------------------------------
                          OCTOBER 31, 2001


                                                         Shares
                                                           or
                                                       Principal
                                                         Amount       Value
Common Stock  (continued)
------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT)  (6.4%)
Annaly Mortgage Management, Inc.                           15,700  $   215,875
Brandywine Realty Trust                                    14,800      292,152
Camden Property Trust                                       9,600      334,080
CBL & Associates Properties, Inc.                           8,400      244,608
FBR Asset Investment Corp.                                 12,700      284,480
Glenborough Realty Trust, Inc.                             18,200      316,498
Prentiss Properties Trust                                  10,200      259,080
                                                                   -----------
                                                                     1,946,773
                                                                   -----------
------------------------------------------------------------------------------
Rental & Leasing Services-Commercial  (1.1%)
Ryder System, Inc.                                          9,000      168,300
United Rentals, Inc. (b)                                    9,500      173,375
                                                                   -----------
                                                                       341,675
                                                                   -----------
------------------------------------------------------------------------------
Restaurants  (0.6%)
CEC Entertainment, Inc. (b)                                 5,100      197,574
                                                                   -----------
------------------------------------------------------------------------------
Retail  (2.2%)
Charlotte Russe Holding, Inc. (b)                           6,900       97,980
Group 1 Automotive, Inc. (b)                                3,400       91,120
Hibbet Sporting Goods, Inc. (b)                             4,700      126,900
Pacific Sunwear of California, Inc. (b)                     8,300      114,125
Venator Group, Inc. (b)                                    16,600      240,700
                                                                   -----------
                                                                       670,825
                                                                   -----------
------------------------------------------------------------------------------
Savings & Loan  (1.5%)
FirstFed Financial Corp. (b)                               11,600      257,984
Local Financial Corp. (b)                                  16,500      203,775
                                                                   -----------
                                                                       461,759
                                                                   -----------
------------------------------------------------------------------------------
Securities Brokerage & Services  (1.5%)
American Capital Strategies Ltd.                           11,700      289,809
Friedman, Billings, Ramsey Group (b)                       34,700      166,560
                                                                   -----------
                                                                       456,369
                                                                   -----------
------------------------------------------------------------------------------
Services: Commercial  (1.0%)
Pennzoil-Quaker State Co.                                  25,900      303,807
                                                                   -----------
------------------------------------------------------------------------------
Shoes  (0.7%)
Shoe Carnival, Inc. (b)                                    13,100      118,555
The Finish Line, Inc. Class A (b)                          10,700      108,605
                                                                   -----------
                                                                       227,160
                                                                   -----------
------------------------------------------------------------------------------
teel  (0.7%)
Carpenter Technology Corp.                                  9,700      210,975
                                                                   -----------
------------------------------------------------------------------------------


                                                         Shares
                                                           or
                                                       Principal
                                                         Amount       Value
Common Stock  (continued)
------------------------------------------------------------------------------
Textile Apparel Manufacturers  (0.7%)
Phillips-Van Heusen Corp.                                  11,700  $    99,918
Russell Corp.                                               9,400      115,808
                                                                   -----------
                                                                       215,726
                                                                   -----------
------------------------------------------------------------------------------
Toys & Games  (0.8%)
Hasbro, Inc.                                               14,700      243,579
                                                                   -----------
------------------------------------------------------------------------------
Truckers  (0.2%)
Yellow Corp. (b)                                            2,500       55,000
                                                                   -----------
------------------------------------------------------------------------------
Utilities - Electric  (2.1%)
Idacorp, Inc.                                               9,400      357,200
Sierra Pacific Resources                                   19,900      288,749
                                                                   -----------
                                                                       645,949
                                                                   -----------
------------------------------------------------------------------------------
Utilities-Gas Distributors  (2.6%)
New Jersey Resources Corp.                                  5,500      247,500
Questar Corp.                                              13,100      288,200
WGL Holdings, Inc.                                          9,200      248,952
                                                                   -----------
                                                                       784,652
                                                                   -----------
------------------------------------------------------------------------------
Utilities-Water  (0.5%)
American States Water Co.                                   4,900      163,660
                                                                   -----------
------------------------------------------------------------------------------
Utilities: Cable TV & Radio  (0.9%)
Mediacom Communications Corp. (b)                          19,300      259,006
                                                                   -----------
------------------------------------------------------------------------------
Utilities: Telecommunications  (0.7%)
Airgate PCS, Inc. (b)                                       3,900      200,694
                                                                   -----------
Total Common Stock                                                  26,560,364
                                                                   -----------
Repurchase Agreement  (10.2%)
------------------------------------------------------------------------------
Fifth Third Bank, 2.36%, 11/01/01
(Fully Collateralized by FNMB)                         $3,119,064    3,119,064
                                                                   -----------
Total Repurchase Agreement                                           3,119,064
                                                                   -----------
Total Investments (Cost $29,659,041) (a)   -  (97.4%)               29,679,428
Other assets in excess of liabilities   -  (2.6%)                      791,027
                                                                   -----------
NET ASSETS   -  (100.0%)                                           $30,470,455
                                                                   ===========

--------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes primarily by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $43,382. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:
     Unrealized appreciation      $ 1,761,261
     Unrealized depreciation       (1,784,256)
                                  ------------
     Net unrealized depreciation  $   (22,995)
                                  ============

(b)  Denotes a non-income producing security.

FNMB     Federal National Mortgage Bank


See notes to financial statements.


                                                                    NATIONWIDE 7

STATEMENTS of Assets and Liabilities
----------------------------------------------------------------------------------------------------------------
                                October 31, 2001


                                                                                     Nationwide
                                                                                   Morley Capital    NorthPointe
                                                                                    Accumulation      Small Cap
                                                                                        Fund         Value Fund
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $38,674,673 and $26,539,977; respectively)            $    40,161,788   $  26,560,364
Repurchase agreements, at cost                                                          6,385,519       3,119,064
                                                                                  ----------------  -------------
     Total Investments                                                                 46,547,307      29,679,428
                                                                                  ----------------  -------------
Interest and dividends receivable                                                         308,837          11,735
Receivable for investments sold                                                                 -       1,516,413
Receivable from adviser                                                                     2,437           7,697
Prepaid expenses and other assets                                                             231             492
                                                                                  ----------------  -------------
     Total Assets                                                                      46,858,812      31,215,765
                                                                                  ----------------  -------------
LIABILITIES:
Wrapper contracts, at value                                                             1,675,180               -
Distributions payable                                                                     169,902               -
Payable for investments purchased                                                       2,498,750         705,377
Accrued expenses and other payables
  Investment advisory fees                                                                  8,499          22,087
  Fund administration fees                                                                  4,247           6,370
  Transfer agent fees                                                                         461             295
  Distribution fees                                                                         5,223               -
  Administrative servicing fees                                                             2,628               -
  Wrapper contract premiums                                                                 4,284               -
  Other                                                                                    15,043          11,181
                                                                                  ----------------  -------------
     Total Liabilities                                                                  4,384,217         745,310
                                                                                  ----------------  -------------
NET ASSETS                                                                        $    42,474,595   $  30,470,455
                                                                                  ================  =============
REPRESENTED BY:
Capital                                                                           $    42,474,619   $  28,730,796
Accumulated net investment income (loss)                                                   23,154          32,450
Accumulated net realized gains (losses) from investment transactions                      164,887       1,686,822
Net unrealized appreciation (depreciation) on investments                               1,487,115          20,387
Net unrealized appreciation (depreciation) of wrapper contracts                        (1,675,180)              -
                                                                                  ----------------  -------------
NET ASSETS                                                                        $    42,474,595   $  30,470,455
                                                                                  ================  =============
NET ASSETS:
Service Class Shares                                                              $    24,871,107               -
Institutional Class Shares                                                             15,530,836      30,470,455
IRA Class Shares                                                                        2,072,652               -
                                                                                  ----------------  -------------
Total                                                                             $    42,474,595   $  30,470,455
                                                                                  ================  =============

SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Service Class Shares                                                                    2,487,106               -
Institutional Class Shares                                                              1,553,092       2,734,315
IRA Class Shares                                                                          207,267               -
                                                                                  ----------------  -------------
Total                                                                                   4,247,465       2,734,315
                                                                                  ================  =============

NET ASSET VALUE:*
Service Class Shares                                                              $         10.00               -
Institutional Class Shares                                                        $         10.00   $       11.14
IRA Class Shares                                                                  $         10.00               -
-----------------------------------------------------------------------------------------------------------------

* None of the share classes are subject to a front-end sales charge.


See notes to financial statements.


8  NATIONWIDE

STATEMENTS of Operations
---------------------------------------------------------------------------------------------------------
                             FOR THE YEAR ENDED OCTOBER 31, 2001


                                                                             Nationwide      NorthPointe
                                                                           Morley Capital    NorthPointe
                                                                            Accumulation      Small Cap
                                                                                Fund         Value Fund
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                           $     2,158,670   $     76,709
Dividend income                                                                         -        464,450
                                                                          ----------------  -------------
     Total Income                                                               2,158,670        541,159
                                                                          ----------------  -------------
---------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                                          118,179        229,943
Fund administration fees                                                           50,000         75,000
Distribution fees Service Class                                                    48,843              -
Distribution fees IRA Class                                                         5,007              -
Administrative servicing fees Service Class                                        27,708              -
Administrative servicing fees IRA Class                                               146              -
Accounting fees                                                                     4,546          6,056
Transfer agent fees                                                                 5,907          5,222
Trustees' fees                                                                      1,489          1,769
Wrapper contract premiums                                                          45,697              -
Professional fees                                                                  14,567         21,197
Custodian fees                                                                      4,741          7,949
Insurance fees                                                                        377            420
Registration and filing fees                                                       15,577          6,750
Printing fees                                                                      20,219         17,306
Other                                                                               3,561          1,555
                                                                          ----------------  -------------
     Total expenses before waived or reimbursed expenses                          366,564        373,167
Expenses waived or reimbursed                                                     (94,693)      (101,655)
                                                                          ----------------  -------------
     Total Expenses                                                               271,871        271,512
                                                                          ----------------  -------------
Net Investment Income (Loss)                                                    1,886,799        269,647
                                                                          ----------------  -------------
---------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investments transactions                               169,235      2,213,852
Net change in unrealized appreciation/depreciation on investments               1,549,573     (1,422,435)
Net change in unrealized appreciation/depreciation on wrapper contracts        (1,708,079)             -
                                                                          ----------------  -------------
Net realized/unrealized gains (losses) on investments                              10,729        791,417
                                                                          ----------------  -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                            $     1,897,528   $  1,061,064
                                                                          ================  =============
---------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                    NATIONWIDE 9

STATEMENTS of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------


                                                               Nationwide Morley              NorthPointe Small
                                                           Capital Accumulation Fund           Cap Value Fund
                                                           Year Ended     Year Ended     Year Ended     Period Ended
                                                           October 31,    October 31,    October 31,    October 31,
                                                              2001           2000           2001          2000(a)
---------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)                              $  1,886,799   $    807,857   $    269,647   $      54,846
Net realized gains (losses) on investment transactions         169,235         (2,535)     2,213,852        (538,536)
Net change in unrealized appreciation/depreciation
 on investments                                              1,549,573          8,295     (1,422,435)      1,442,822
Net change in unrealized appreciation/depreciation
 on wrapper contracts                                       (1,708,079)             -              -               -
                                                          -------------  -------------  -------------  --------------
Change in net assets resulting from operations               1,897,528        813,617      1,061,064         959,132
                                                          -------------  -------------  -------------  --------------
Distributions to Service Class Shareholders from:
Net investment income                                       (1,070,636)      (313,130)             -               -
Distributions to Institutional Class Shareholders from:
Net investment income                                         (716,754)      (397,936)      (253,061)        (31,030)
Distributions to IRA Class Shareholders from:
Net investment income                                         (110,138)      (102,551)             -               -
                                                          -------------  -------------  -------------  --------------
Change in net assets from shareholder distributions         (1,897,528)      (813,617)      (253,061)        (31,030)
                                                          -------------  -------------  -------------  --------------
Change in net assets from capital transactions              22,814,510     11,649,992      6,302,959      22,431,391
                                                          -------------  -------------  -------------  --------------
Change in net assets                                        22,814,510     11,649,992      7,110,962      23,359,493
Net Assets:
Beginning of period                                         19,660,085      8,010,093     23,359,493               -
                                                          -------------  -------------  -------------  --------------
End of period                                             $ 42,474,595   $ 19,660,085   $ 30,470,455   $  23,359,493
                                                          =============  =============  =============  ==============
---------------------------------------------------------------------------------------------------------------------

(a) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.


See notes to financial statements.


10  NATIONWIDE

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                              Selected Data for Each Share of Capital Outstanding


                                                  Service Class Shares                          Institutional Class Shares
                                        Year Ended     Year Ended     Period Ended    Year Ended     Year Ended     Period Ended
Nationwide Morley Capital               October 31,    October 31,    October 31,     October 31,    October 31,    October 31,
Accumulation Fund                          2001           2000          1999(a)          2001           2000          1999(a)
-------------------------------------  -------------  -------------  --------------  -------------  -------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                  $      10.00   $      10.00   $       10.00   $      10.00   $      10.00   $       10.00
                                       -------------  -------------  --------------  -------------  -------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                   0.55           0.53            0.35           0.59           0.57            0.38
Net realized and unrealized gains
  (losses) on investments                         -           0.01               -              -           0.01               -
                                       -------------  -------------  --------------  -------------  -------------  --------------
   Total investment activities                 0.55           0.54            0.35           0.59           0.58            0.38
                                       -------------  -------------  --------------  -------------  -------------  --------------
DISTRIBUTIONS:
Net investment income                         (0.55)         (0.54)          (0.35)         (0.59)         (0.58)          (0.38)
                                       -------------  -------------  --------------  -------------  -------------  --------------
  Total distributions                         (0.55)         (0.54)          (0.35)         (0.59)         (0.58)          (0.38)
                                       -------------  -------------  --------------                 -------------  --------------
Net increase (decrease) in net
  asset value                                     -              -               -              -              -               -
                                       -------------  -------------  --------------  -------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD        $      10.00   $      10.00   $       10.00   $      10.00   $      10.00   $       10.00
                                       =============  =============  ==============  =============  =============  ==============
  Total Return (excluding sales charge)        5.64%          5.52%        3.60%(b)          6.06%          5.93%        3.91%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)     $     24,871   $      8,820   $       1,051   $     15,531   $      8,973   $       5,130
Ratio of expenses to average net
  assets                                       0.95%          0.95%        0.95%(c)          0.55%          0.55%        0.55%(c)
Ratio of net investment income to
  average net assets                           5.45%          5.51%        4.74%(c)          5.83%          5.85%        5.17%(c)
Ratio of expenses to average net
  assets*                                      1.23%          1.80%        6.10%(c)          0.83%          1.47%        4.18%(c)
Portfolio turnover**                          59.67%         28.30%           8.20%         59.67%         28.30%           8.20%
---------------------------------------------------------------------------------------------------------------------------------

                                                                         IRA Class Shares
                                                             Year Ended     Year Ended     Period Ended
                                                             October 31,    October 31,    October 31,
                                                                2001           2000          1999(a)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                       $      10.00   $      10.00   $       10.00
                                                            -------------  -------------  --------------
Investment activities:

Net investment income (loss)                                        0.55           0.53            0.35
Net realized and unrealized gains (losses) on investments              -           0.01               -
                                                            -------------  -------------  --------------
  Total investment activities                                       0.55           0.54            0.35
                                                            -------------  -------------  --------------
Distributions:
Net investment income                                              (0.55)         (0.54)          (0.35)
                                                            -------------  -------------  --------------
  Total distributions                                              (0.55)         (0.54)          (0.35)
                                                            -------------  -------------  --------------
Net increase (decrease) in net asset value                             -              -               -
                                                            -------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                             $      10.00   $      10.00   $       10.00
                                                            =============  =============  ==============
  Total Return (excluding sales charge)                             5.64%          5.51%        3.60%(b)
Ratios/Supplemental Data:
Net assets, at end of period (000)                          $      2,073   $      1,867   $       1,829
Ratio of expenses to average net assets                             0.95%          0.95%        0.95%(c)
Ratio of net investment income to average net assets                5.46%          5.38%        4.77%(c)
Ratio of expenses to average net assets*                            1.19%          1.81%        4.65%(c)
Portfolio turnover**                                               59.67%         28.30%          8.20%
--------------------------------------------------------------------------------------------------------

*  During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from February 1, 1999 (commencement of operations) through October 31, 1999.
(b) Not annualized.
(c) Annualized.


See notes to financial statements.


                                                                   NATIONWIDE 11

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                             Institutional Class Shares
                                                             Year Ended     Period Ended
NorthPointe Small Cap Value Fund                             October 31,    October 31,
                                                                2001          2000(a)
-----------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                       $      10.50   $       10.00
                                                            -------------  --------------
Investment Activities:
Net investment income (loss)                                        0.13            0.02
Net realized and unrealized gains (losses) on investments           0.62            0.49
                                                            -------------  --------------
  Total investment activities                                       0.75            0.51
                                                            -------------  --------------
Distributions:Net investment income                                (0.11)          (0.01)
                                                            -------------  --------------
  Total distributions                                              (0.11)          (0.01)
                                                            -------------  --------------
Net increase (decrease) in net asset value                          0.64            0.50
                                                            -------------  --------------
NET ASSET VALUE - END OF PERIOD                             $      11.14   $       10.50
                                                            =============  ==============
  Total Return (excluding sales charge)                             7.13%        5.14%(b)
Ratios/Supplemental Data:
Net assets, at end of period (000)                          $     30,470   $      23,359
Ratio of expenses to average net assets                             1.00%        1.00%(c)
Ratio of net investment income to average net assets                1.00%        0.82%(c)
Ratio of expenses to average net assets*                            1.38%        1.79%(c)
Portfolio turnover                                                150.45%          49.93%
-----------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.
(b)  Not  Annualized.
(c)  Annualized.


See notes to financial statements.


12  NATIONWIDE

NOTES to Financial Statements
--------------------------------------------------------------------------------
                              OCTOBER 31, 2001

1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. At a regular quarterly meeting of the Board of Trustees on September 27, 2001, the Board considered and approved a name change of the Trust from NMF to Gartmore Mutual Funds which is expected to occur on or about January 25, 2002. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust operates thirty-two separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually a "Fund", collectively the "Funds").

     - Nationwide Morley Capital Accumulation Fund (Morley Capital Accumulation) (formerly known as Morley Capital Accumulation Fund)

     - NorthPointe  Small  Cap  Value  Fund  (Small  Cap  Value)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  (a) Security Valuation

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

The wrap contracts will be an asset on the balance sheet if the contract value is greater than market value or a liability on the balance sheet if the contract value is less than market value. The Trust's Board of Trustees has approved a valuation methodology to value the wrap contracts. The Fund's investment adviser considers the ability of each wrap provider to fulfill its contractual obligations when determining the wrap providers.

  (b) Repurchase Agreements

The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer'' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

  (c) Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.


                                   continued                       NATIONWIDE 13

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                              OCTOBER 31, 2001

  (d) FEDERAL INCOME TAXES

Each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore, no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund.

  (e) DISTRIBUTIONS TO SHAREHOLDERS

MORLEY CAPITAL ACCUMULATION:

Net investment income is declared and recorded daily and paid monthly.

SMALL CAP VALUE:

Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

BOTH FUNDS:

Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

  (f) EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on relative net assets of each class. Expenses specific to a class are charged to that class.

  (g) WRAP CONTRACT - MORLEY CAPITAL ACCUMULATION

In connection with its investment objective of maintaining a stable net asset value per share, the Fund has entered into book value maintenance ("wrap contracts") with the following institutions: Bank of America NT&SA, Deutsche Bank America and Aegon USA (collectively the "wrap providers"). The wrap contracts obligate the wrap providers to make payments in specified circumstances, and allow the Fund under most circumstances to maintain net asset value at $10.00 per share.


14  NATIONWIDE                    continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                               October 31, 2001

  (h) CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:


                                                       Morley Capital
                                                        Accumulation                Small Cap Value
                                                 Year Ended     Year Ended     Year Ended     Period Ended
                                                 October 31,    October 31,    October 31,    October 31,
CAPITAL TRANSACTIONS:                               2001           2000           2001          2000(a)
-----------------------------------------------------------------------------------------------------------
Service Class Shares
  Proceeds from shares issued                   $ 25,431,899   $ 13,790,230   $          -   $           -
  Dividends reinvested                             1,022,082        258,727              -               -
  Cost of shares redeemed                        (10,403,344)    (6,279,089)             -               -
                                                -------------  -------------  -------------  --------------
                                                  16,050,637      7,769,868              -               -
                                                -------------  -------------  -------------  --------------
Institutional Class Shares
  Proceeds from shares issued                      8,935,985      4,083,473      6,879,366      22,814,419
  Dividends reinvested                               694,996        339,170        149,810          17,301
  Cost of shares redeemed                         (3,073,170)      (580,595)      (726,217)       (400,329)
                                                -------------  -------------                 --------------
                                                   6,557,811      3,842,048      6,302,959      22,431,391
                                                -------------  -------------  -------------  --------------
IRA Class Shares
  Proceeds from shares issued                        988,159              -              -               -
  Dividends reinvested                               111,147         89,914              -               -
  Cost of shares redeemed                           (893,244)       (51,838)             -               -
                                                -------------  -------------  -------------  --------------
                                                     206,062         38,076              -               -
                                                -------------  -------------  -------------  --------------
Change in net assets from capital transactions  $ 22,814,510   $ 11,649,992   $  6,302,959   $  22,431,391
                                                =============  =============  =============  ==============

-----------------------------------------------------------------------------------------------------------
                                                Year Ended     Year Ended     Year Ended     Period Ended
                                                October 31,    October 31,    October 31,     October 31,
SHARE TRANSACTIONS:                                    2001           2000           2001         2000(a)
-----------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
  Issued                                           2,543,189      1,379,023              -               -
  Reinvested                                         102,208         25,873              -               -
  Redeemed                                        (1,040,334)      (627,909)             -               -
                                                -------------  -------------  -------------  --------------
                                                   1,605,063        776,987              -               -
                                                -------------  -------------  -------------  --------------
Institutional Class Shares
  Issued                                             893,598        408,348        557,090       2,260,624
  Reinvested                                          69,500         33,917         13,511           1,653
  Redeemed                                          (307,317)       (58,057)       (60,581)        (37,982)
                                                -------------  -------------  -------------  --------------
                                                     655,781        384,208        510,020       2,224,295
                                                -------------  -------------  -------------  --------------
IRA Class Shares
  Issued                                              98,816              -              -               -
  Reinvested                                          11,115          8,991              -               -
  Redeemed                                           (89,324)        (5,184)             -               -
                                                -------------  -------------  -------------  --------------
                                                      20,607          3,807              -               -
                                                -------------  -------------  -------------  --------------
Total change in shares                             2,281,451      1,165,002        510,020       2,224,295
                                                =============  =============  =============  ==============
-----------------------------------------------------------------------------------------------------------

(a) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.


                                  continued                        NATIONWIDE 15

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                               October 31, 2001

3.  Transactions with Affiliates

Under the terms of an Investment Advisory Agreement, Morley Capital Management, Inc. ("MCM") manages the investments of the assets and supervises the daily business affairs of the Morley Capital Accumulation Fund. Prior to March 5, 2001, Union Bond & Trust Company ("UBT") managed and supervised Morley Capital Accumulation Fund. MCM and UBT are wholly owned subsidiaries of Morley Financial Services, Inc., a wholly owned subsidiary of Villanova Capital, Inc.

Under the terms of an Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Small Cap Value Fund. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser for the Fund. NorthPointe Capital, LLC ("NorthPointe"), subadviser for the Fund, manages the Fund's investments and has the responsibility for making all investment decisions for that Fund. NorthPointe is a majority owned subsidiary of Villanova Capital, Inc., which is also the parent of VMF.

Under the terms of the Investment Advisory Agreements, each Fund pays their respective investment advisory fees based on that Fund's average daily net assets. From such fees, pursuant to the subadvisory agreement, VMF pays fees to NorthPointe with respect to the Small Cap Value Fund. Additional information regarding investment advisory fees for VMF and MCM/UBT and the subadvisory fees is as follows for the period ended October 31, 2001:

                                                         Total     Fees      Paid to
Fund (Subadviser)                           Fee Schedule  Fees   Retained   Subadviser
--------------------------------------------------------------------------------------
Morley Capital Accumulation*                 All Assets   0.35%    0.25%         -
Small Cap Value (NorthPointe Capital, LLC)   All Assets   0.85%      -         0.85%

* MCM has agreed to voluntarily waive 0.10% of the management fee until further written notice to the shareholders.

VMF and MCM (UBT prior to March 5, 2001) have entered into Expense Limitation Agreements with the Trust on behalf of the Funds they advise. Pursuant to the Expense Limitation Agreements, VMF and MCM have agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps through at least February 28, 2002. The following table illustrates the stated expense caps for each class of shares for the period ended October 31, 2001:

                                              Expense Caps
                             ------------------------------------------------
Fund                         Service Class   Institutional Class   IRA Class
-----------------------------------------------------------------------------
Morley Capital Accumulation           0.95%                 0.55%       0.95%
Small Cap Value                          -                   100%          -

VMF or MCM may request and receive reimbursement from their respective Funds of the advisory fees waived and other expenses reimbursed by VMF or MCM pursuant to the Expense Limitation Agreements at a later date not to exceed three fiscal years from commencement of operations with respect to the Morley Capital Accumulation Fund and five fiscal years from commencement of operations with respect to the Small Cap Value Fund, if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $50 million for the Morley Capital Accumulation Fund and $100 million for the Small Cap Value Fund; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by VMF or MCM is not permitted. As of the period ended October 31, 2001, the cumulative potential reimbursements were $348,028 and $151,707 for the Morley Capital Accumulation and Small Cap Value Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Morley Capital Accumulation Fund for expenses associated with the distribution of Service Class and IRA Class shares of that Fund. These fees are based on average daily net assets of the respective class of that Fund at an annual rate not to exceed 0.25% for Service Class and IRA Class shares. NAS also serves as principal underwriter of the Funds in the continuous distribution of their shares. The Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc.


16  NATIONWIDE                     continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                               October 31, 2001

(whose name will change to Gartmore Notes to Financial Statements continued October 31, 2001Distribution Services, Inc. when it becomes the underwriter). As of October 31, 2001 the change in underwriter has not occurred, but it is anticipated to occur during 2002.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended October 31, 2001, the Funds incurred fund administration fees according to the following schedule:

                        Fund Administration Fee Schedule*
              ----------------------------------------------------
                     Up to $250 million                  0.07%
               On the next $750 million                  0.05%
                 On $1 billion and more                  0.04%

* The Fund Administration fee is subject to a minimum of $50,000 and $75,000 per year for the Morley Capital Accumulation and Small Cap Value Funds, respectively.

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide sub-administration services to the Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at 0.01% of the average daily net assets of each class of shares.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

Under the terms of an Administrative Services Plan, the Morley Capital Accumulation Fund pays fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.15% of the average daily net assets of the Service and IRA Class of shares.

For the Morley Capital Accumulation Fund, a redemption fee of 2.00% may be incurred (on the amount redeemed) by a shareholder if the shareholder redeems shares when the yield of the Fund (computed before subtraction of expenses) has fallen, and remains, below the Dealer Commercial Paper (CP) 90-day Index. The redemption fee will be retained by the Fund to help minimize the impact such redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Funds. Additionally, the fee may discourage market timing by those shareholders igniting redemptions to take advantage of short-term movements in interest rates. During the year ended October 31, 2001, the events that would trigger the imposition of a redemption fee did not occur and the Fund did not collect any redemption fees.

4.  Bank Loans

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. On occasion during the year, the Small Cap Value Fund temporarily borrowed funds. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The Funds had no outstanding borrowings as of October 31, 2001.

5.  Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2001, are summarized as follows:

Fund                                                Purchases      Sales
------------------------------------------------------------------------------
Morley Capital Accumulation                        $38,635,767  $18,773,769
Small Cap Value                                     42,050,410   38,176,983
------------------------------------------------------------------------------


                                  continued                        NATIONWIDE 17

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                              OCTOBER 31, 2001

6.  SUBSEQUENT EVENT

(a) At a regular quarterly meeting of the Board of Trustees on November 29, 2001, the Board considered and approved the following transactions:

     (1) Approved a name change of the Nationwide Morley Capital Accumulation Fund to the Gartmore Morley Capital Accumulation Fund which will become effective on or about January 25, 2002.

     (2) Approved a change in the Fund Administration Agreement and the Transfer and Dividend Disbursing Agent Agreement so that the services provided under both agreements are covered by a combined fee schedule as follows:

                  FEE SCHEDULE BASED ON TRUST LEVEL NET ASSETS
          ------------------------------------------------------------
                             Up to $1 billion              0.25%
            Between $1 billion and $3 billion              0.18%
            Between $3 billion and $4 billion              0.14%
            Between $4 billion and $5 billion              0.07%
           Between $5 billion and $10 billion              0.04%
          Between $10 billion and $12 billion              0.02%
                      On $12 billion and more              0.01%

     The fees are calculated based on Trust level average daily net assets and are allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund. The above fee schedule became effective on December 1, 2001.

(b) Under procedures approved by the Board of Trustees, the Morley Capital Accumulation Fund will grant a 1 for 3 reverse stock split on or about December 31, 2001 to maintain a stable net asset value per share of $10.00.

7.  OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended October 31, 2001 qualify for the corporate dividends received deduction for the following Fund:

                                                            Percentage
-----------------------------------------------------------------------
Small Cap Value                                               33.51%



18  NATIONWIDE

Independent Auditors' Report
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees
of Nationwide Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Morley Capital Accumulation Fund (formerly Morley Capital Accumulation Fund) and NorthPointe Small Cap Value Fund (the Funds), each a series of Nationwide Mutual Funds, as of October 31, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts anddisclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by confirmation with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds, as of October 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
December 14, 2001


                                                                   NATIONWIDE 19